Significant Accounting Policies - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Expected dividend yield	0.00%	0.00%
Collaborative and Support Revenue
Deferred revenue	$ 500,000	$ 38,000
Research and Development
Research and Development Expense	17,102,000	9,594,000
Income Taxes
Uncertain tax position	0	0
Interest or penalties	$ 0	$ 0